Others - Fair value information (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair value information
Financial liabilities	$ 9,396,000	$ 8,807,000
Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	3,207	259,230
Convertible preference shares | Recurring fair value | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities		259,230,000
Convertible preference shares | Recurring fair value | Level 3 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities		$ 259,230,000
Warrant liabilities | Recurring fair value | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	3,207,000
Warrant liabilities | Recurring fair value | Level 1 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	1,769,000
Warrant liabilities | Recurring fair value | Level 2 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	$ 1,438,000